SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013 BTL [Member] USD ($)	Dec. 31, 2013 BTL [Member] CNY
Accounting Policies [Line Items]
Equity Method Investment, Ownership Percentage	50.00%
Value Added Tax Payable, Percentage	17.00%
Income Tax Recognizes Tax Benefit Percentage	50.00%
Additional Amount Contributed By Shareholders		$ 327,400	2,000,000